Goodwill, Intangible and Long-Lived Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying value of goodwill by reportable segment
A summary of changes in the Company’s carrying value of goodwill by Reportable Segment is as follows:

Goodwill	Paint Stores Group	Consumer Group	Global Finishes Group	Latin America Coatings Group	Consolidated Totals
Balance at January 1, 2014 (1)	$287,300	$703,351	$178,298	$9,738	$1,178,687
Currency and other adjustments	(1,866)	(1,145)	(17,287)	(43)	(20,341)
Balance at December 31, 2014 (1)	285,434	702,206	161,011	9,695	1,158,346
Currency and other adjustments	(28)	(1,135)	(13,801)	(49)	(15,013)
Balance at December 31, 2015 (1)	285,406	701,071	147,210	9,646	1,143,333
Impairment charged to operations				(10,455)	(10,455)
Currency and other adjustments	4	(1,197)	(5,602)	809	(5,986)
Balance at December 31, 2016 (2)	$285,410	$699,874	$141,608	$—	$1,126,892

(1)	Net of accumulated impairment losses of $8,904 ($8,113 in the Consumer Group and $791 in the Global Finishes Group).

(2)	Net of accumulated impairment losses of $19,359 ($8,113 in the Consumer Group, $791 in the Global Finishes Group and $10,455 in the Latin America Coatings Group).

Carrying value of intangible assets
A summary of the Company’s carrying value of intangible assets is as follows:

	Finite-lived intangible assets			Trademarks with indefinite lives	Total intangible assets
	Software	All other	Subtotal
December 31, 2016
Weighted-average amortization period	7 years	11 years	10 years
Gross	$144,557	$313,613	$458,170
Accumulated amortization	(103,735)	(240,217)	(343,952)
Net value	$40,822	$73,396	$114,218	$140,792	$255,010

December 31, 2015
Weighted-average amortization period	8 years	12 years	11 years
Gross	$123,863	$312,119	$435,982
Accumulated amortization	(95,008)	(228,921)	(323,929)
Net value	$28,855	$83,198	$112,053	$143,318	$255,371

December 31, 2014
Weighted-average amortization period	8 years	12 years	11 years
Gross	$126,258	$317,005	$443,263
Accumulated amortization	(88,384)	(215,518)	(303,902)
Net value	$37,874	$101,487	$139,361	$149,766	$289,127